Organization and Principal Activities (Details)	Sep. 30, 2025
Ningbo eZsolar Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest owned percentage	49.00%
Nanjing Skycorp Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest owned percentage	51.00%